Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Accounts Receivable	$ 153,226	$ 176,265
Current Portion of Derivative Assets	712	500
Derivative Assets	5,743	10,323
Accrued Liabilities	(121,243)	(138,156)
Current Portion of Derivative Liabilities	(63,136)	(47,944)
Derivative Liabilities	(154,681)	(121,135)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable		12
Current Portion of Derivative Assets	712	500
Derivative Assets	5,743	10,323
Foreign currency contracts [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	517	213
Derivative Assets	11	4
Interest Rate Swaps [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	5,732	10,319
Cross currency swaps [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable		12
Current Portion of Derivative Assets	195	287
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(8,604)	(9,174)
Current Portion of Derivative Liabilities	(63,136)	(47,944)
Derivative Liabilities	(154,681)	(121,135)
Derivative Financial Instruments, Liabilities [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(471)	(976)
Derivative Liabilities	(221)	(83)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(8,555)	(9,174)
Current Portion of Derivative Liabilities	(61,476)	(46,657)
Derivative Liabilities	(123,317)	(95,631)
Derivative Financial Instruments, Liabilities [Member] | Cross currency swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(49)
Current Portion of Derivative Liabilities	(1,189)	(311)
Derivative Liabilities	$ (31,143)	$ (25,421)